Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000162154
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.83%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Institutional Class generated a total return of -2.38% during the 12 months ended December 31, 2025.

• The Fund’s relative underperformance of its blended benchmark is attributable primarily to stock selection overall within its equity portfolio. The Fund’s fixed income portfolio modestly outperformed the Bloomberg Index.

• The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market. The 17.88% return of the S&P 500® Index outpaced the 7.30% return of the Bloomberg Index.

• The equity portion of the Fund was hurt most by stock selection in information technology. To a lesser degree, weak stock selection in the industrials and financials sectors and having no holdings in communication services, the strongest sector in the S&P 500® Index in 2025, also detracted. Contributing most positively was having no exposure to energy, real estate and materials—among the weakest sectors in the S&P 500® Index during the annual period.

• Among individual stocks, positions in cloud software company ServiceNow, integrated software and technology services provider exclusively for the public sector Tyler Technologies and mission-critical communication and analytics solutions provider Motorola Solutions detracted most. Each experienced a double-digit share price decline during the annual period due to weaker than expected operating performance.

• The equity portion of the Fund was helped most by not owning three mega-cap laggards-- information technology giant Apple, health insurance and health services provider UnitedHealth Group and e-commerce behemoth Amazon.com.

• The fixed income portion of the Fund was helped most by sector allocation decisions. Overweights in corporate bonds, particularly BBB-rated bonds, and an underweight to U.S. Treasuries contributed most positively. Yield curve positioning also added value. An underweight to securitized debt and duration positioning modestly detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Institutional Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
01/16	$9,701	$9,504	$9,757
02/16	$9,719	$9,491	$9,777
03/16	$10,155	$10,135	$10,211
04/16	$10,188	$10,174	$10,250
05/16	$10,350	$10,357	$10,362
06/16	$10,494	$10,384	$10,452
07/16	$10,649	$10,766	$10,710
08/16	$10,693	$10,782	$10,714
09/16	$10,653	$10,784	$10,713
10/16	$10,451	$10,587	$10,563
11/16	$10,581	$10,979	$10,698
12/16	$10,604	$11,196	$10,831
01/17	$10,785	$11,408	$10,962
02/17	$11,117	$11,861	$11,253
03/17	$11,117	$11,875	$11,258
04/17	$11,369	$11,997	$11,363
05/17	$11,587	$12,166	$11,494
06/17	$11,502	$12,242	$11,532
07/17	$11,635	$12,494	$11,694
08/17	$11,620	$12,532	$11,757
09/17	$11,756	$12,790	$11,881
10/17	$11,963	$13,089	$12,050
11/17	$12,204	$13,490	$12,265
12/17	$12,215	$13,640	$12,370
01/18	$12,694	$14,421	$12,738
02/18	$12,377	$13,890	$12,408
03/18	$12,377	$13,537	$12,250
04/18	$12,311	$13,589	$12,242
05/18	$12,497	$13,916	$12,454
06/18	$12,682	$14,002	$12,494
07/18	$13,057	$14,523	$12,774
08/18	$13,463	$14,996	$13,056
09/18	$13,567	$15,081	$13,067
10/18	$12,833	$14,050	$12,490
11/18	$13,173	$14,337	$12,673
12/18	$12,493	$13,042	$12,079
01/19	$13,204	$14,087	$12,711
02/19	$13,700	$14,540	$12,953
03/19	$14,047	$14,822	$13,204
04/19	$14,419	$15,422	$13,526
05/19	$14,311	$14,442	$13,106
06/19	$14,922	$15,460	$13,726
07/19	$15,118	$15,682	$13,857
08/19	$15,310	$15,434	$13,869
09/19	$15,154	$15,723	$13,995
10/19	$15,222	$16,063	$14,194
11/19	$15,625	$16,646	$14,500
12/19	$15,705	$17,149	$14,758
01/20	$16,174	$17,142	$14,869
02/20	$15,522	$15,731	$14,241
03/20	$14,186	$13,788	$13,152
04/20	$15,298	$15,555	$14,257
05/20	$16,121	$16,296	$14,691
06/20	$16,178	$16,620	$14,904
07/20	$16,773	$17,558	$15,497
08/20	$17,217	$18,820	$16,115
09/20	$17,054	$18,105	$15,744
10/20	$16,744	$17,623	$15,465
11/20	$17,738	$19,552	$16,541
12/20	$18,144	$20,304	$16,932
01/21	$17,564	$20,099	$16,781
02/21	$17,577	$20,653	$16,962
03/21	$17,766	$21,558	$17,323
04/21	$18,518	$22,708	$17,932
05/21	$18,386	$22,867	$18,031
06/21	$18,838	$23,401	$18,334
07/21	$19,508	$23,956	$18,677
08/21	$19,816	$24,685	$19,004
09/21	$19,109	$23,537	$18,408
10/21	$20,083	$25,186	$19,179
11/21	$19,775	$25,011	$19,122
12/21	$20,347	$26,132	$19,617
01/22	$18,951	$24,780	$18,839
02/22	$18,341	$24,038	$18,416
03/22	$18,828	$24,931	$18,622
04/22	$17,512	$22,757	$17,365
05/22	$17,468	$22,798	$17,429
06/22	$16,756	$20,916	$16,456
07/22	$18,030	$22,845	$17,528
08/22	$17,389	$21,913	$16,901
09/22	$16,181	$19,895	$15,675
10/22	$16,739	$21,506	$16,355
11/22	$17,771	$22,708	$17,144
12/22	$17,201	$21,399	$16,520
01/23	$18,099	$22,744	$17,346
02/23	$17,694	$22,189	$16,913
03/23	$18,304	$23,004	$17,457
04/23	$18,374	$23,363	$17,663
05/23	$18,412	$23,464	$17,632
06/23	$19,115	$25,015	$18,306
07/23	$19,315	$25,818	$18,654
08/23	$19,362	$25,407	$18,428
09/23	$18,691	$24,196	$17,714
10/23	$18,463	$23,687	$17,378
11/23	$20,154	$25,850	$18,645
12/23	$20,930	$27,025	$19,439
01/24	$21,294	$27,479	$19,614
02/24	$21,725	$28,946	$20,131
03/24	$21,869	$29,878	$20,594
04/24	$20,879	$28,657	$19,882
05/24	$21,310	$30,078	$20,608
06/24	$21,864	$31,157	$21,130
07/24	$22,613	$31,537	$21,481
08/24	$23,341	$32,302	$21,917
09/24	$23,582	$32,992	$22,316
10/24	$23,044	$32,692	$21,973
11/24	$24,285	$34,611	$22,840
12/24	$22,991	$33,786	$22,363
01/25	$23,580	$34,727	$22,785
02/25	$23,716	$34,274	$22,807
03/25	$23,286	$32,343	$22,039
04/25	$23,501	$32,124	$21,984
05/25	$23,948	$34,146	$22,751
06/25	$24,112	$35,882	$23,586
07/25	$23,829	$36,687	$23,878
08/25	$23,670	$37,431	$24,283
09/25	$23,308	$38,797	$24,921
10/25	$22,539	$39,706	$25,333
11/25	$22,708	$39,803	$25,433
12/25	$22,445	$39,827	$25,428

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	(2.38%)	4.35%	8.42%
S&P 500® Index	17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	13.70%	8.47%	9.78%

AssetsNet	$ 535,674,389
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 5,180,207
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$535,674,389
# of Portfolio Holdings	124
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$5,180,207

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	64.6%
Bonds & Notes	34.6%
Cash & Other Assets - Net	0.8%

Common Stock Sectors (% of Common Stocks)*

Information Technology	36.5%
Financials	22.3%
Industrials	19.5%
Healthcare	12.8%
Consumer Staples	7.5%
Consumer Discretionary	1.4%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Government	38.2%
Residential Mortgage-Backed Securities	24.5%
Financial	11.8%
Consumer, Non-cyclical	5.7%
Technology	3.8%
Energy	3.4%
Communications	3.1%
Consumer, Cyclical	2.6%
Industrial	2.4%
Utilities	2.0%
Basic Materials	1.2%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Costco Wholesale Corp.	4.8%
Tyler Technologies, Inc.	4.5%
Republic Services, Inc.	4.4%
Motorola Solutions, Inc.	4.4%
Cadence Design Systems, Inc.	4.2%
ServiceNow, Inc.	4.2%
Stryker Corp.	3.5%
IDEXX Laboratories, Inc.	3.4%
TransDigm Group, Inc.	3.3%
W.R. Berkley Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020616
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Investor
Trading Symbol	VLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	1.10%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund's Investor Class generated a total return of -2.63% during the 12 months ended December 31, 2025.

• The Fund’s relative underperformance of its blended benchmark is attributable primarily to stock selection overall within its equity portfolio. The Fund’s fixed income portfolio modestly outperformed the Bloomberg Index.

• The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market. The 17.88% return of the S&P 500® Index outpaced the 7.30% return of the Bloomberg Index.

• The equity portion of the Fund was hurt most by stock selection in information technology. To a lesser degree, weak stock selection in the industrials and financials sectors and having no holdings in communication services, the strongest sector in the S&P 500® Index in 2025, also detracted. Contributing most positively was having no exposure to energy, real estate and materials—among the weakest sectors in the S&P 500® Index during the annual period.

• Among individual stocks, positions in cloud software company ServiceNow, integrated software and technology services provider exclusively for the public sector Tyler Technologies and mission-critical communication and analytics solutions provider Motorola Solutions detracted most. Each experienced a double-digit share price decline during the annual period due to weaker than expected operating performance.

• The equity portion of the Fund was helped most by not owning three mega-cap laggards-- information technology giant Apple, health insurance and health services provider UnitedHealth Group and e-commerce behemoth Amazon.com.

• The fixed income portion of the Fund was helped most by sector allocation decisions. Overweights in corporate bonds, particularly BBB-rated bonds, and an underweight to U.S. Treasuries contributed most positively. Yield curve positioning also added value. An underweight to securitized debt and duration positioning modestly detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Investor Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
12/15	$10,000	$10,000	$10,000
01/16	$9,708	$9,504	$9,757
02/16	$9,719	$9,491	$9,777
03/16	$10,152	$10,135	$10,211
04/16	$10,184	$10,174	$10,250
05/16	$10,343	$10,357	$10,362
06/16	$10,484	$10,384	$10,452
07/16	$10,639	$10,766	$10,710
08/16	$10,678	$10,782	$10,714
09/16	$10,635	$10,784	$10,713
10/16	$10,429	$10,587	$10,563
11/16	$10,559	$10,979	$10,698
12/16	$10,577	$11,196	$10,831
01/17	$10,758	$11,408	$10,962
02/17	$11,087	$11,861	$11,253
03/17	$11,083	$11,875	$11,258
04/17	$11,334	$11,997	$11,363
05/17	$11,549	$12,166	$11,494
06/17	$11,464	$12,242	$11,532
07/17	$11,593	$12,494	$11,694
08/17	$11,575	$12,532	$11,757
09/17	$11,711	$12,790	$11,881
10/17	$11,914	$13,089	$12,050
11/17	$12,147	$13,490	$12,265
12/17	$12,157	$13,640	$12,370
01/18	$12,635	$14,421	$12,738
02/18	$12,315	$13,890	$12,408
03/18	$12,315	$13,537	$12,250
04/18	$12,245	$13,589	$12,242
05/18	$12,426	$13,916	$12,454
06/18	$12,608	$14,002	$12,494
07/18	$12,981	$14,523	$12,774
08/18	$13,378	$14,996	$13,056
09/18	$13,483	$15,081	$13,067
10/18	$12,746	$14,050	$12,490
11/18	$13,082	$14,337	$12,673
12/18	$12,403	$13,042	$12,079
01/19	$13,106	$14,087	$12,711
02/19	$13,595	$14,540	$12,953
03/19	$13,937	$14,822	$13,204
04/19	$14,303	$15,422	$13,526
05/19	$14,195	$14,442	$13,106
06/19	$14,795	$15,460	$13,726
07/19	$14,986	$15,682	$13,857
08/19	$15,173	$15,434	$13,869
09/19	$15,018	$15,723	$13,995
10/19	$15,081	$16,063	$14,194
11/19	$15,479	$16,646	$14,500
12/19	$15,554	$17,149	$14,758
01/20	$16,015	$17,142	$14,869
02/20	$15,368	$15,731	$14,241
03/20	$14,041	$13,788	$13,152
04/20	$15,137	$15,555	$14,257
05/20	$15,950	$16,296	$14,691
06/20	$16,003	$16,620	$14,904
07/20	$16,589	$17,558	$15,497
08/20	$17,022	$18,820	$16,115
09/20	$16,860	$18,105	$15,744
10/20	$16,545	$17,623	$15,465
11/20	$17,523	$19,552	$16,541
12/20	$17,924	$20,304	$16,932
01/21	$17,346	$20,099	$16,781
02/21	$17,354	$20,653	$16,962
03/21	$17,541	$21,558	$17,323
04/21	$18,277	$22,708	$17,932
05/21	$18,143	$22,867	$18,031
06/21	$18,586	$23,401	$18,334
07/21	$19,241	$23,956	$18,677
08/21	$19,542	$24,685	$19,004
09/21	$18,843	$23,537	$18,408
10/21	$19,798	$25,186	$19,179
11/21	$19,489	$25,011	$19,122
12/21	$20,050	$26,132	$19,617
01/22	$18,668	$24,780	$18,839
02/22	$18,065	$24,038	$18,416
03/22	$18,542	$24,931	$18,622
04/22	$17,242	$22,757	$17,365
05/22	$17,194	$22,798	$17,429
06/22	$16,492	$20,916	$16,456
07/22	$17,740	$22,845	$17,528
08/22	$17,103	$21,913	$16,901
09/22	$15,916	$19,895	$15,675
10/22	$16,462	$21,506	$16,355
11/22	$17,472	$22,708	$17,144
12/22	$16,908	$21,399	$16,520
01/23	$17,788	$22,744	$17,346
02/23	$17,385	$22,189	$16,913
03/23	$17,981	$23,004	$17,457
04/23	$18,050	$23,363	$17,663
05/23	$18,082	$23,464	$17,632
06/23	$18,770	$25,015	$18,306
07/23	$18,958	$25,818	$18,654
08/23	$18,999	$25,407	$18,428
09/23	$18,343	$24,196	$17,714
10/23	$18,109	$23,687	$17,378
11/23	$19,770	$25,850	$18,645
12/23	$20,525	$27,025	$19,439
01/24	$20,877	$27,479	$19,614
02/24	$21,296	$28,946	$20,131
03/24	$21,437	$29,878	$20,594
04/24	$20,454	$28,657	$19,882
05/24	$20,877	$30,078	$20,608
06/24	$21,417	$31,157	$21,130
07/24	$22,148	$31,537	$21,481
08/24	$22,848	$32,302	$21,917
09/24	$23,080	$32,992	$22,316
10/24	$22,551	$32,692	$21,973
11/24	$23,766	$34,611	$22,840
12/24	$22,488	$33,786	$22,363
01/25	$23,065	$34,727	$22,785
02/25	$23,193	$34,274	$22,807
03/25	$22,766	$32,343	$22,039
04/25	$22,971	$32,124	$21,984
05/25	$23,404	$34,146	$22,751
06/25	$23,559	$35,882	$23,586
07/25	$23,276	$36,687	$23,878
08/25	$23,115	$37,431	$24,283
09/25	$22,760	$38,797	$24,921
10/25	$22,000	$39,706	$25,333
11/25	$22,155	$39,803	$25,433
12/25	$21,896	$39,827	$25,428

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	(2.63%)	4.09%	8.15%
S&P 500® Index	17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	13.70%	8.47%	9.78%

AssetsNet	$ 535,674,389
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 5,180,207
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$535,674,389
# of Portfolio Holdings	124
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$5,180,207

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	64.6%
Bonds & Notes	34.6%
Cash & Other Assets - Net	0.8%

Common Stock Sectors (% of Common Stocks)*

Information Technology	36.5%
Financials	22.3%
Industrials	19.5%
Healthcare	12.8%
Consumer Staples	7.5%
Consumer Discretionary	1.4%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Government	38.2%
Residential Mortgage-Backed Securities	24.5%
Financial	11.8%
Consumer, Non-cyclical	5.7%
Technology	3.8%
Energy	3.4%
Communications	3.1%
Consumer, Cyclical	2.6%
Industrial	2.4%
Utilities	2.0%
Basic Materials	1.2%
Collateralized Mortgage Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Costco Wholesale Corp.	4.8%
Tyler Technologies, Inc.	4.5%
Republic Services, Inc.	4.4%
Motorola Solutions, Inc.	4.4%
Cadence Design Systems, Inc.	4.2%
ServiceNow, Inc.	4.2%
Stryker Corp.	3.5%
IDEXX Laboratories, Inc.	3.4%
TransDigm Group, Inc.	3.3%
W.R. Berkley Corp.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com